Northern Lights Fund Trust

CMG SR Tactical Bond Fund

CMG Tactical Equity Strategy Fund

CMG Global Equity Fund

CMG Managed High Yield Fund

Incorporated herein by reference is the definitive version of the supplement for CMG SR Tactical Bond Fund, CMG Tactical Equity Strategy Fund, CMG Global Equity Fund and CMG Managed High Yield Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on September 18, 2013 (SEC Accession No. 0000910472-13-003878).